Other Current Assets and Other Current Financial Assets - Summary of Carrying of Restricted Cash Pledged (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Restricted Cash and Cash Equivalents [line items]
Current restricted cash	$ 92	$ 101
Brazilian reais [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Current restricted cash	89	98
Chilean pesos [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Current restricted cash	$ 3	$ 3